CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	R$ 7,576,625	R$ 4,237,785
Marketable securities	314,158	418,182
Trade and other receivables	4,136,421	3,090,691
Inventories	6,802,759	3,887,916
Biological assets	2,129,010	1,603,039
Recoverable taxes	899,120	473,732
Recoverable income taxes	43,840	152,486
Derivative financial instruments	377,756	195,324
Restricted cash	1	296,294
Assets held for sale	186,025	99,245
Other current assets	446,269	590,733
Total current assets	22,911,984	15,045,427
LONG-TERM RECEIVALBLES
Marketable securities	344,577	307,352
Trade and other receivables	49,864	71,029
Recoverable taxes	4,868,198	5,169,547
Recoverable income taxes	54,859	269,263
Deferred income taxes	2,109,064	1,915,370
Judicial deposits	553,341	575,750
Biological assets	1,221,749	1,081,025
Derivative financial instruments	234	49,991
Restricted cash	24,357
Other non-current assets	82,123	85,537
Total long-term receivables	9,308,366	9,524,864
Investments	8,874	14,880
Property, plant and equipment, net	12,215,580	12,276,889
Intangible assets	5,220,102	4,908,079
Total non-current assets	26,752,922	26,724,712
TOTAL ASSETS	49,664,906	41,770,139
CURRENT LIABILITIES
Loans and borrowings	1,059,984	3,132,029
Trade accounts payable	8,996,206	5,784,419
Supply chain finance	1,452,637	842,037
Lease liability	383,162	376,628
Payroll, related charges and employee profit sharing	940,816	825,254
Taxes payable	395,630	517,208
Derivative financial instruments	384,969	153,612
Provision for tax, civil and labor risks	865,338	1,084,308
Employee benefits	125,230	95,919
Liabilities directly associated with assets held for sale	21,718
Other current liabilities	814,638	717,027
Total current liabilities	15,440,328	13,528,441
NON-CURRENT LIABILITIES
Loans and borrowings	21,344,442	15,488,250
Trade accounts payable	13,781	12,347
Lease liability	2,153,519	2,054,552
Taxes payable	141,252	190,257
Provision for tax, civil and labor risks	837,382	710,061
Deferred income taxes	26,527	85,310
Employee benefits	651,325	593,555
Derivative financial instruments	727	3
Other non-current liabilities	242,089	1,093,942
Total non-current liabilities	25,411,044	20,228,277
EQUITY
Capital	12,460,471	12,460,471
Capital reserves	142,080	192,845
Accumulated losses	(2,594,028)	(4,131,913)
Treasury shares	(123,938)	(38,239)
Other comprehensive loss	(1,298,801)	(722,469)
Attributable to controlling shareholders	8,585,784	7,760,695
Non-controlling interests	227,750	252,726
Total equity	8,813,534	8,013,421
TOTAL LIABILITIES AND EQUITY	R$ 49,664,906	R$ 41,770,139